Quarterly Holdings Report
for
Fidelity® Global High Income Fund
July 31, 2022
GHI-NPRT1-0922
1.926256.111
Corporate Bonds - 81.5%
		Principal Amount (a)	Value ($)
Convertible Bonds - 1.6%
Banks & Thrifts - 0.3%
Citigroup Global Markets Funding Luxembourg SCA 0% 7/25/24 (Reg. S)	HKD	2,000,000	245,863
Broadcasting - 0.7%
DISH Network Corp.:
2.375% 3/15/24		120,000	106,800
3.375% 8/15/26		646,000	459,658
			566,458
Diversified Financial Services - 0.1%
New Cotai LLC 5% 2/24/27 (b)		146,985	76,432
Energy - 0.4%
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)		27,566	137,830
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)		47,694	217,008
			354,838
Telecommunications - 0.1%
Cellnex Telecom SA 0.75% 11/20/31 (Reg. S)	EUR	100,000	81,028
TOTAL CONVERTIBLE BONDS			1,324,619
Nonconvertible Bonds - 79.9%
Aerospace - 1.2%
ATI, Inc.:
4.875% 10/1/29		35,000	29,948
5.125% 10/1/31		25,000	20,517
5.875% 12/1/27		70,000	65,100
Bombardier, Inc.:
6% 2/15/28 (d)		110,000	94,908
7.875% 4/15/27 (d)		170,000	157,080
Embraer Netherlands Finance BV 5.05% 6/15/25		75,000	74,194
Moog, Inc. 4.25% 12/15/27 (d)		20,000	18,663
Rolls-Royce PLC 5.75% 10/15/27 (d)		55,000	51,936
TransDigm, Inc.:
4.875% 5/1/29		200,000	178,950
5.5% 11/15/27		335,000	316,575
Wesco Aircraft Holdings, Inc. 8.5% 11/15/24 (d)		45,000	22,500
			1,030,371
Air Transportation - 0.6%
Air Canada 3.875% 8/15/26 (d)		65,000	59,800
Azul Investments LLP 5.875% 10/26/24 (d)		200,000	134,000
Mileage Plus Holdings LLC 6.5% 6/20/27 (d)		55,000	55,549
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd. 8% 9/20/25 (d)		38,896	40,646
United Airlines, Inc.:
4.375% 4/15/26 (d)		80,000	76,800
4.625% 4/15/29 (d)		50,000	46,063
Western Global Airlines LLC 10.375% 8/15/25 (d)		60,000	56,084
			468,942
Automotive - 0.2%
Ford Motor Credit Co. LLC 3.625% 6/17/31		200,000	169,632
Automotive & Auto Parts - 2.0%
Albion Financing 1 SARL 5.25% 10/15/26 (Reg. S)	EUR	119,000	106,528
Dana, Inc. 4.25% 9/1/30		40,000	33,296
Faurecia SA:
2.375% 6/15/29 (Reg. S)	EUR	100,000	79,059
2.75% 2/15/27 (Reg. S)	EUR	136,000	118,149
Ford Motor Co. 3.25% 2/12/32		140,000	116,900
Ford Motor Credit Co. LLC:
1.355% 2/7/25	EUR	100,000	95,763
2.9% 2/16/28		50,000	43,813
3.25% 9/15/25	EUR	100,000	99,736
5.125% 6/16/25		170,000	169,475
Jaguar Land Rover Automotive PLC:
4.5% 1/15/26 (Reg. S)	EUR	100,000	87,385
6.875% 11/15/26 (Reg. S)	EUR	100,000	92,240
LCM Investments Holdings 4.875% 5/1/29 (d)		70,000	59,815
Nesco Holdings II, Inc. 5.5% 4/15/29 (d)		45,000	39,038
PECF USS Intermediate Holding III Corp. 8% 11/15/29 (d)		25,000	20,063
Real Hero Merger Sub 2 6.25% 2/1/29 (d)		20,000	16,200
Rivian Holdco & Rivian LLC & Rivian Automotive LLC 6 month U.S. LIBOR + 5.620% 7.1766% 10/15/26 (d)(e)(f)		305,000	281,363
Thor Industries, Inc. 4% 10/15/29 (d)		100,000	81,019
Winnebago Industries, Inc. 6.25% 7/15/28 (d)		45,000	42,948
ZF Finance GmbH 2% 5/6/27 (Reg. S)	EUR	100,000	85,980
			1,668,770
Banks & Thrifts - 2.8%
Access Bank PLC 6.125% 9/21/26 (d)		200,000	147,225
Ally Financial, Inc.:
8% 11/1/31		155,000	172,333
8% 11/1/31		118,000	133,478
Banca Monte dei Paschi di Siena SpA 5.375% 1/18/28 (e)	EUR	100,000	52,794
Banco Comercial Portugues SA 1.75% 4/7/28 (Reg. S) (e)	EUR	100,000	80,227
Banco de Credito Social Cooperativo SA 5.25% 11/27/31 (Reg. S) (e)	EUR	100,000	81,764
Banco de Reservas de La Republica Dominicana 7% 2/1/23 (d)		150,000	149,859
Banco de Sabadell SA 5.625% 5/6/26 (Reg. S)	EUR	100,000	102,609
BankMuscat SAOG 4.75% 3/17/26 (Reg. S)		200,000	191,500
BBVA Bancomer SA Texas Branch 6.75% 9/30/22 (d)		25,000	24,975
Cliffton Ltd. 6.25% 10/25/25 (Reg. S)		250,000	223,125
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.5% 6/15/31 (d)		250,000	236,928
HDFC Bank Ltd. 3.7% (Reg. S) (e)(g)		200,000	169,500
Ibercaja Banco SA 3.75% 6/15/25 (Reg. S) (e)	EUR	100,000	102,603
Mongolian Mortgage Corp. HFC LLC 8.85% 2/8/24 (Reg. S)		200,000	160,022
VistaJet Malta Finance PLC / XO Management Holding, Inc. 6.375% 2/1/30 (d)		130,000	113,168
Woori Bank 4.25% (Reg. S) (e)(g)		200,000	194,000
			2,336,110
Broadcasting - 1.6%
Cable Onda SA 4.5% 1/30/30 (d)		200,000	178,250
Clear Channel Outdoor Holdings, Inc.:
7.5% 6/1/29 (d)		75,000	60,375
7.75% 4/15/28 (d)		35,000	28,151
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (d)		70,000	15,400
Gray Escrow II, Inc. 5.375% 11/15/31 (d)		90,000	79,425
Nexstar Broadcasting, Inc. 5.625% 7/15/27 (d)		75,000	75,209
Scripps Escrow II, Inc.:
3.875% 1/15/29 (d)		50,000	44,857
5.375% 1/15/31 (d)		25,000	20,938
Scripps Escrow, Inc. 5.875% 7/15/27 (d)		60,000	57,479
Sirius XM Radio, Inc.:
4% 7/15/28 (d)		315,000	292,635
4.125% 7/1/30 (d)		65,000	58,685
Summer (BC) Holdco A SARL 9.25% 10/31/27 (Reg. S)	EUR	90,105	80,107
Summer (BC) Holdco B SARL 5.75% 10/31/26 (Reg. S)	EUR	100,000	94,766
TEGNA, Inc. 5% 9/15/29		85,000	83,093
TV Azteca SA de CV 8.25% 8/9/24 (Reg. S) (h)		200,000	83,800
Univision Communications, Inc. 6.625% 6/1/27 (d)		110,000	110,275
			1,363,445
Building Materials - 1.2%
Advanced Drain Systems, Inc. 5% 9/30/27 (d)		115,000	112,700
CEMEX S.A.B. de CV 5.45% 11/19/29 (d)		200,000	183,500
Holcim Finance Luxembourg SA 3% (Reg. S) (e)(g)	EUR	100,000	96,144
James Hardie International Finance Ltd. 3.625% 10/1/26 (Reg. S)	EUR	100,000	94,876
MIWD Holdco II LLC / MIWD Finance Corp. 5.5% 2/1/30 (d)		20,000	16,925
PGT Innovations, Inc. 4.375% 10/1/29 (d)		365,000	329,767
SRS Distribution, Inc.:
4.625% 7/1/28 (d)		55,000	51,420
6% 12/1/29 (d)		55,000	47,582
6.125% 7/1/29 (d)		30,000	26,982
Victors Merger Corp. 6.375% 5/15/29 (d)		100,000	56,088
			1,015,984
Cable/Satellite TV - 2.8%
Altice France Holding SA 8% 5/15/27 (d)	EUR	175,000	155,607
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31 (d)		100,000	86,750
4.25% 1/15/34 (d)		115,000	93,150
4.5% 8/15/30 (d)		195,000	173,339
4.5% 6/1/33 (d)		120,000	101,400
5.125% 5/1/27 (d)		225,000	220,376
CSC Holdings LLC:
4.5% 11/15/31 (d)		65,000	55,250
4.625% 12/1/30 (d)		75,000	57,000
5% 11/15/31 (d)		65,000	48,909
5.375% 2/1/28 (d)		255,000	242,250
5.75% 1/15/30 (d)		100,000	80,753
7.5% 4/1/28 (d)		230,000	211,025
DISH DBS Corp.:
5% 3/15/23		250,000	245,313
5.75% 12/1/28 (d)		45,000	36,506
Radiate Holdco LLC/Radiate Financial Service Ltd.:
4.5% 9/15/26 (d)		150,000	138,660
6.5% 9/15/28 (d)		110,000	87,282
Ziggo Bond Co. BV:
3.375% 2/28/30 (Reg. S)	EUR	100,000	79,326
5.125% 2/28/30 (d)		35,000	29,838
6% 1/15/27 (d)		160,000	153,600
Ziggo BV 4.875% 1/15/30 (d)		50,000	46,158
			2,342,492
Capital Goods - 0.1%
Tk Elevator Midco GmbH 4.375% 7/15/27 (Reg. S)	EUR	100,000	93,576
Chemicals - 2.7%
CF Industries Holdings, Inc.:
5.15% 3/15/34		45,000	45,096
5.375% 3/15/44		80,000	77,283
CVR Partners LP 6.125% 6/15/28 (d)		90,000	81,900
ENN Clean Energy International Investment Ltd.:
3.375% 5/12/26 (d)		200,000	169,225
3.375% 5/12/26 (Reg. S)		200,000	169,225
Kobe U.S. Midco 2, Inc. 9.25% 11/1/26 pay-in-kind (d)(e)		185,000	151,700
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.:
5% 12/31/26 (d)		10,000	8,580
7% 12/31/27 (d)		15,000	11,367
LSB Industries, Inc. 6.25% 10/15/28 (d)		20,000	18,142
MEGlobal Canada, Inc. 5% 5/18/25 (d)		200,000	202,100
NOVA Chemicals Corp. 4.25% 5/15/29 (d)		75,000	65,156
OCP SA:
3.75% 6/23/31 (d)		200,000	166,750
4.5% 10/22/25 (d)		200,000	196,430
Sasol Financing U.S.A. LLC 4.375% 9/18/26		200,000	184,475
SCIH Salt Holdings, Inc.:
4.875% 5/1/28 (d)		70,000	60,814
6.625% 5/1/29 (d)		45,000	38,077
The Chemours Co. LLC:
4.625% 11/15/29 (d)		70,000	61,425
5.375% 5/15/27		200,000	191,000
5.75% 11/15/28 (d)		130,000	123,889
Tronox, Inc. 4.625% 3/15/29 (d)		55,000	47,411
Valvoline, Inc. 4.25% 2/15/30 (d)		45,000	40,832
W.R. Grace Holding LLC:
4.875% 6/15/27 (d)		70,000	67,025
5.625% 8/15/29 (d)		70,000	59,080
			2,236,982
Consumer Products - 1.7%
B2W Digital Lux SARL 4.375% 12/20/30 (d)		200,000	149,800
Central Garden & Pet Co. 4.125% 10/15/30		35,000	30,342
Ferrellgas LP/Ferrellgas Finance Corp.:
5.375% 4/1/26 (d)		45,000	41,850
5.875% 4/1/29 (d)		45,000	39,453
Gannett Holdings LLC 6% 11/1/26 (d)		45,000	38,138
Kernel Holding SA 6.75% 10/27/27 (d)		100,000	36,706
Macy's Retail Holdings LLC:
5.875% 3/15/30 (d)		30,000	25,719
6.125% 3/15/32 (d)		35,000	29,429
Mattel, Inc. 3.375% 4/1/26 (d)		20,000	18,967
Meituan 2.125% 10/28/25 (d)		200,000	179,200
Michaels Companies, Inc.:
5.25% 5/1/28 (d)		65,000	54,113
7.875% 5/1/29 (d)		95,000	65,075
Natura Cosmeticos SA 4.125% 5/3/28 (d)		200,000	168,250
PetSmart, Inc. / PetSmart Finance Corp. 7.75% 2/15/29 (d)		75,000	72,204
Prosus NV 4.027% 8/3/50 (d)		200,000	136,288
SIG PLC 5.25% 11/30/26 (Reg. S)	EUR	112,000	89,572
Tempur Sealy International, Inc.:
3.875% 10/15/31 (d)		75,000	60,766
4% 4/15/29 (d)		60,000	51,694
The Scotts Miracle-Gro Co. 4% 4/1/31		40,000	33,000
TKC Holdings, Inc. 10.5% 5/15/29 (d)		75,000	66,563
			1,387,129
Containers - 0.8%
ARD Finance SA 6.5% 6/30/27 pay-in-kind (d)(e)		70,000	52,975
Ball Corp. 4.875% 3/15/26		85,000	85,670
Berry Global, Inc. 4.875% 7/15/26 (d)		40,000	39,269
CANPACK SA and Eastern PA Land Investment Holding LLC 2.375% 11/1/27 (Reg. S)	EUR	100,000	86,874
Graham Packaging Co., Inc. 7.125% 8/15/28 (d)		30,000	25,231
Graphic Packaging International, Inc. 3.75% 2/1/30 (d)		35,000	31,512
Huhtamaki Oyj 4.25% 6/9/27 (Reg. S)	EUR	100,000	101,124
Schoeller Packaging BV 6.375% 11/1/24 (Reg. S)	EUR	200,000	161,750
Trivium Packaging Finance BV 5.5% 8/15/26 (d)		40,000	39,200
			623,605
Diversified Financial Services - 3.3%
Broadstreet Partners, Inc. 5.875% 4/15/29 (d)		30,000	25,664
Coinbase Global, Inc.:
3.375% 10/1/28 (d)		300,000	192,993
3.625% 10/1/31 (d)		185,000	109,625
Cullinan Holdco SCSp 4.625% 10/15/26 (Reg. S)	EUR	104,000	88,234
Dovalue SpA 3.375% 7/31/26 (Reg. S)	EUR	125,000	109,289
FLY Leasing Ltd. 7% 10/15/24 (d)		105,000	57,488
Fortune Star (BVI) Ltd.:
6.75% 7/2/23 (Reg. S)		200,000	159,000
6.85% 7/2/24 (Reg. S)		200,000	137,000
Hightower Holding LLC 6.75% 4/15/29 (d)		25,000	19,650
HTA Group Ltd. 7% 12/18/25 (d)		200,000	177,600
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29		165,000	148,484
4.75% 9/15/24		90,000	88,313
6.375% 12/15/25		295,000	294,372
Intertrust Group BV 3.375% 11/15/25 (Reg. S)	EUR	100,000	99,399
Lincoln Financing SARL 3.625% 4/1/24 (Reg. S)	EUR	100,000	100,193
Nexi SpA 2.125% 4/30/29 (Reg. S)	EUR	100,000	83,018
OneMain Finance Corp.:
4% 9/15/30		165,000	129,525
7.125% 3/15/26		200,000	193,635
Park Aerospace Holdings Ltd. 4.5% 3/15/23 (d)		20,000	19,823
Qtel International Finance Ltd. 2.625% 4/8/31 (d)		200,000	181,000
Verisure Holding AB:
3.25% 2/15/27 (Reg. S)	EUR	100,000	89,429
3.875% 7/15/26 (Reg. S)	EUR	125,000	117,905
Vivion Investments SARL 3% 8/8/24 (Reg. S)	EUR	100,000	93,007
Yihua Overseas Investment Ltd. 8.5% 12/31/49 (Reg. S) (b)(h)		200,000	20,100
			2,734,746
Diversified Media - 0.7%
Allen Media LLC 10.5% 2/15/28 (d)		220,000	107,391
Lamar Media Corp. 4.875% 1/15/29		45,000	43,763
Terrier Media Buyer, Inc. 8.875% 12/15/27 (d)		90,000	72,019
Twitter, Inc. 5% 3/1/30 (d)		340,000	328,190
			551,363
Energy - 12.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.75% 3/1/27 (d)		140,000	139,339
5.75% 1/15/28 (d)		60,000	58,914
Archrock Partners LP / Archrock Partners Finance Corp. 6.25% 4/1/28 (d)		70,000	63,344
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (d)		200,000	182,897
California Resources Corp. 7.125% 2/1/26 (d)		95,000	94,730
Canacol Energy Ltd. 5.75% 11/24/28 (d)		200,000	165,038
CGG SA 7.75% 4/1/27 (Reg. S)	EUR	100,000	90,962
Cheniere Energy, Inc. 4.625% 10/15/28		95,000	92,497
Citgo Holding, Inc. 9.25% 8/1/24 (d)		70,000	69,650
Citgo Petroleum Corp.:
6.375% 6/15/26 (d)		70,000	67,200
7% 6/15/25 (d)		130,000	128,044
CNX Resources Corp. 6% 1/15/29 (d)		25,000	24,313
Colgate Energy Partners III LLC 5.875% 7/1/29 (d)		80,000	73,000
Comstock Resources, Inc.:
5.875% 1/15/30 (d)		50,000	46,976
6.75% 3/1/29 (d)		90,000	89,100
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6% 2/1/29 (d)		285,000	259,641
CrownRock LP/CrownRock Finance, Inc. 5% 5/1/29 (d)		25,000	23,222
CVR Energy, Inc.:
5.25% 2/15/25 (d)		140,000	133,977
5.75% 2/15/28 (d)		115,000	104,075
DCP Midstream Operating LP:
5.85% 5/21/43 (d)(e)		60,000	51,883
8.125% 8/16/30		5,000	5,440
Delek Logistics Partners LP 7.125% 6/1/28 (d)		45,000	41,063
Delek Overriding Royalty Levia 7.494% 12/30/23 (Reg. S) (d)		110,000	110,000
DT Midstream, Inc.:
4.125% 6/15/29 (d)		75,000	69,432
4.375% 6/15/31 (d)		75,000	67,313
EDP Finance BV 1.875% 9/21/29 (Reg. S)	EUR	100,000	98,485
Endeavor Energy Resources LP/EER Finance, Inc. 5.75% 1/30/28 (d)		125,000	125,193
Energean Israel Finance Ltd.:
4.5% 3/30/24 (Reg. S) (d)		40,000	38,088
4.875% 3/30/26 (Reg. S) (d)		40,000	36,660
EnfraGen Energia Sur SA 5.375% 12/30/30 (d)		200,000	136,000
EnLink Midstream LLC 5.625% 1/15/28 (d)		25,000	24,267
EQM Midstream Partners LP 6.5% 7/1/27 (d)		70,000	70,145
EQT Corp.:
3.125% 5/15/26 (d)		50,000	48,011
3.625% 5/15/31 (d)		50,000	45,771
5% 1/15/29		55,000	54,368
Genesis Energy LP/Genesis Energy Finance Corp. 8% 1/15/27		65,000	63,700
GeoPark Ltd. 5.5% 1/17/27 (d)		200,000	170,663
Global Partners LP/GLP Finance Corp. 6.875% 1/15/29		55,000	50,184
Harvest Midstream I LP 7.5% 9/1/28 (d)		135,000	128,968
Hess Midstream Partners LP:
4.25% 2/15/30 (d)		50,000	44,541
5.125% 6/15/28 (d)		80,000	78,030
5.5% 10/15/30 (d)		30,000	27,943
5.625% 2/15/26 (d)		100,000	99,625
India Clean Energy Holdings 4.5% 4/18/27 (Reg. S)		200,000	149,000
Investment Energy Resources Ltd. 6.25% 4/26/29 (d)		200,000	183,163
KLX Energy Services Holdings, Inc. 11.5% 11/1/25 (d)		95,000	56,652
Kosmos Energy Ltd. 7.125% 4/4/26 (d)		285,000	247,950
Leeward Renewable Energy LLC 4.25% 7/1/29 (d)		170,000	141,197
Leviathan Bond Ltd. 6.125% 6/30/25 (Reg. S) (d)		150,000	147,225
MC Brazil Downstream Trading SARL 7.25% 6/30/31 (d)		320,000	256,000
Medco Oak Tree Pte Ltd. 7.375% 5/14/26 (d)		200,000	187,000
MEG Energy Corp. 5.875% 2/1/29 (d)		110,000	104,500
Nabors Industries, Inc. 5.75% 2/1/25		105,000	96,121
New Fortress Energy, Inc. 6.75% 9/15/25 (d)		55,000	53,694
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.5% 2/1/26 (d)		190,000	173,578
Northern Oil & Gas, Inc. 8.125% 3/1/28 (d)		90,000	87,075
Nostrum Oil & Gas Finance BV 8% 12/31/49 (d)(h)		400,000	95,325
Occidental Petroleum Corp.:
5.5% 12/1/25		35,000	35,793
5.875% 9/1/25		40,000	40,750
6.125% 1/1/31		80,000	85,734
6.375% 9/1/28		145,000	155,393
6.6% 3/15/46		55,000	60,775
6.625% 9/1/30		195,000	216,332
6.95% 7/1/24		65,000	68,211
7.5% 5/1/31		230,000	266,692
8.875% 7/15/30		145,000	173,638
Oleoducto Central SA 4% 7/14/27 (d)		200,000	169,475
Oman Oil Co. 5.125% 5/6/28 (d)		200,000	189,850
PBF Holding Co. LLC/PBF Finance Corp.:
6% 2/15/28		160,000	145,200
7.25% 6/15/25		70,000	69,049
Petroleos Mexicanos:
4.25% 1/15/25		185,000	175,900
4.875% 2/21/28 (Reg. S)	EUR	100,000	84,708
6.49% 1/23/27		175,000	158,353
7.69% 1/23/50		75,000	54,375
Petrorio Luxembourg SARL 6.125% 6/9/26 (d)		100,000	94,363
Repsol International Finance BV 4.5% 3/25/75 (Reg. S) (e)	EUR	100,000	102,077
Rio Oil Finance Trust 9.25% 7/6/24 (d)		34,840	36,131
Saudi Arabian Oil Co.:
1.625% 11/24/25 (d)		200,000	187,500
3.5% 4/16/29 (d)		200,000	195,500
SM Energy Co.:
6.5% 7/15/28		25,000	24,635
6.625% 1/15/27		65,000	64,756
6.75% 9/15/26		25,000	24,750
Southwestern Energy Co.:
4.75% 2/1/32		65,000	60,613
5.375% 2/1/29		115,000	112,413
8.375% 9/15/28		60,000	64,500
SUEK Securities DAC 3.375% 9/15/26 (b)(d)(h)		200,000	10,000
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29		50,000	44,992
6% 4/15/27		175,000	174,115
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 6% 12/31/30 (d)		55,000	49,569
Tengizchevroil Finance Co. International Ltd. 3.25% 8/15/30 (d)		100,000	72,750
Termocandelaria Power Ltd. 7.875% 1/30/29 (d)		170,000	150,376
Transocean Sentry Ltd. 5.375% 5/15/23 (d)		63,524	60,507
Transportadora de Gas del Sur SA 6.75% 5/2/25 (d)		70,000	56,166
Tullow Oil PLC:
7% 3/1/25 (d)		200,000	162,100
10.25% 5/15/26 (d)		358,000	332,940
U.S.A. Compression Partners LP 6.875% 4/1/26		35,000	32,805
Valaris Ltd. 8.25% 4/30/28 pay-in-kind (e)		10,000	9,825
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29 (d)		70,000	64,590
4.125% 8/15/31 (d)		70,000	64,532
YPF SA 8.5% 3/23/25 (d)		278,250	200,914
			10,174,819
Entertainment/Film - 0.1%
Live Nation Entertainment, Inc. 4.75% 10/15/27 (d)		80,000	76,200
Environmental - 0.3%
Covanta Holding Corp. 4.875% 12/1/29 (d)		40,000	35,629
Madison IAQ LLC:
4.125% 6/30/28 (d)		55,000	48,675
5.875% 6/30/29 (d)		85,000	66,356
Paprec Holding SA 3.5% 7/1/28 (Reg. S)	EUR	113,000	95,281
Stericycle, Inc. 3.875% 1/15/29 (d)		35,000	32,002
			277,943
Food & Drug Retail - 0.9%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29 (d)		35,000	30,648
4.625% 1/15/27 (d)		130,000	122,810
4.875% 2/15/30 (d)		275,000	251,625
BellRing Brands, Inc. 7% 3/15/30 (d)		25,000	24,188
Camposol SA 6% 2/3/27 (d)		200,000	161,300
Emergent BioSolutions, Inc. 3.875% 8/15/28 (d)		35,000	26,583
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (d)		25,000	22,811
SEG Holding LLC/SEG Finance Corp. 5.625% 10/15/28 (d)		100,000	90,005
			729,970
Food/Beverage/Tobacco - 1.8%
Adecoagro SA 6% 9/21/27 (d)		150,000	135,000
C&S Group Enterprises LLC 5% 12/15/28 (d)		40,000	28,951
Central American Bottling Corp. 5.25% 4/27/29 (d)		200,000	187,176
Chobani LLC/Finance Corp., Inc.:
4.625% 11/15/28 (d)		30,000	27,045
7.5% 4/15/25 (d)		15,000	14,438
JBS U.S.A. Lux SA / JBS Food Co.:
5.5% 1/15/30 (d)		120,000	116,574
6.5% 4/15/29 (d)		13,000	13,218
KeHE Distributors LLC / KeHE Finance Corp. 8.625% 10/15/26 (d)		48,000	48,240
Kraft Heinz Foods Co.:
2.25% 5/25/28 (Reg. S)	EUR	100,000	101,649
4.375% 6/1/46		15,000	13,185
4.875% 10/1/49		85,000	80,207
5.5% 6/1/50		25,000	25,694
Lamb Weston Holdings, Inc. 4.125% 1/31/30 (d)		70,000	65,238
MARB BondCo PLC 3.95% 1/29/31 (d)		200,000	162,538
MHP SA 7.75% 5/10/24 (d)		100,000	45,000
NBM U.S. Holdings, Inc. 6.625% 8/6/29 (d)		85,000	82,794
Performance Food Group, Inc.:
4.25% 8/1/29 (d)		40,000	35,544
5.5% 10/15/27 (d)		100,000	98,541
Post Holdings, Inc. 4.625% 4/15/30 (d)		34,000	30,490
TreeHouse Foods, Inc. 4% 9/1/28		20,000	17,400
Triton Water Holdings, Inc. 6.25% 4/1/29 (d)		30,000	22,561
U.S. Foods, Inc.:
4.625% 6/1/30 (d)		35,000	32,069
4.75% 2/15/29 (d)		80,000	74,675
United Natural Foods, Inc. 6.75% 10/15/28 (d)		40,000	40,250
			1,498,477
Gaming - 2.6%
Affinity Gaming LLC 6.875% 12/15/27 (d)		20,000	17,331
Caesars Entertainment, Inc.:
4.625% 10/15/29 (d)		90,000	76,302
6.25% 7/1/25 (d)		110,000	109,725
CDI Escrow Issuer, Inc. 5.75% 4/1/30 (d)		135,000	131,971
Cirsa Finance International SARL 6.25% 12/20/23 (Reg. S)	EUR	84,917	84,186
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.:
4.625% 1/15/29 (d)		90,000	83,925
6.75% 1/15/30 (d)		160,000	130,800
GENM Capital Labuan Ltd. 3.882% 4/19/31 (d)		200,000	152,810
GLP Capital LP/GLP Financing II, Inc.:
5.25% 6/1/25		95,000	94,169
5.375% 4/15/26		30,000	29,773
Jacobs Entertainment, Inc. 6.75% 2/15/29 (d)		40,000	33,173
Melco Resorts Finance Ltd. 5.375% 12/4/29 (Reg. S)		200,000	136,508
MGM China Holdings Ltd. 4.75% 2/1/27 (Reg. S)		200,000	154,644
NagaCorp Ltd. 7.95% 7/6/24 (Reg. S)		200,000	179,975
Peninsula Pacific Entertainment LLC 8.5% 11/15/27 (d)		70,000	75,600
Station Casinos LLC 4.625% 12/1/31 (d)		115,000	100,370
Studio City Finance Ltd.:
5% 1/15/29 (Reg. S)		200,000	99,100
6.5% 1/15/28 (d)		110,000	58,149
6.5% 1/15/28 (Reg. S)		200,000	105,725
VICI Properties LP / VICI Note Co. 5.75% 2/1/27 (d)		70,000	69,705
Wynn Macau Ltd. 5.125% 12/15/29 (Reg. S)		250,000	186,875
			2,110,816
Healthcare - 6.4%
AHP Health Partners, Inc. 5.75% 7/15/29 (d)		80,000	59,358
Avantor Funding, Inc.:
3.875% 11/1/29 (d)		70,000	64,436
4.625% 7/15/28 (d)		175,000	168,476
Bayer AG:
3.125% 11/12/79 (Reg. S) (e)	EUR	100,000	86,487
5.375% 3/25/82 (Reg. S) (e)	EUR	200,000	188,811
Catalent Pharma Solutions 5% 7/15/27 (d)		20,000	20,016
Centene Corp.:
3.375% 2/15/30		160,000	145,402
4.25% 12/15/27		70,000	68,776
4.625% 12/15/29		105,000	103,556
Charles River Laboratories International, Inc.:
3.75% 3/15/29 (d)		20,000	18,456
4% 3/15/31 (d)		55,000	50,320
4.25% 5/1/28 (d)		120,000	117,300
Chrome HoldCo 5% 5/31/29 (Reg. S)	EUR	100,000	80,715
Community Health Systems, Inc.:
4.75% 2/15/31 (d)		75,000	60,375
5.25% 5/15/30 (d)		155,000	130,200
6% 1/15/29 (d)		85,000	74,163
6.125% 4/1/30 (d)		170,000	90,887
6.875% 4/15/29 (d)		75,000	41,625
8% 3/15/26 (d)		335,000	319,925
DaVita HealthCare Partners, Inc.:
3.75% 2/15/31 (d)		60,000	45,600
4.625% 6/1/30 (d)		160,000	131,200
Encompass Health Corp. 5.75% 9/15/25		15,000	15,035
Eurofins Scientific SA 2.125% 7/25/24 (Reg. S)	EUR	100,000	102,314
Grifols Escrow Issuer SA 4.75% 10/15/28 (d)		200,000	177,254
Grifols SA 2.25% 11/15/27 (Reg. S)	EUR	100,000	91,218
HealthEquity, Inc. 4.5% 10/1/29 (d)		30,000	27,940
Hologic, Inc. 3.25% 2/15/29 (d)		55,000	49,843
Jazz Securities DAC 4.375% 1/15/29 (d)		55,000	52,957
Minerva Merger Sub, Inc. 6.5% 2/15/30 (d)		265,000	239,825
Molina Healthcare, Inc.:
3.875% 11/15/30 (d)		50,000	46,191
3.875% 5/15/32 (d)		100,000	91,878
4.375% 6/15/28 (d)		40,000	38,500
Mozart Borrower LP 3.875% 4/1/29 (d)		135,000	122,006
Option Care Health, Inc. 4.375% 10/31/29 (d)		30,000	27,375
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
2.875% 4/30/28 (Reg. S)	EUR	147,000	136,720
4.125% 4/30/28 (d)		80,000	75,640
5.125% 4/30/31 (d)		80,000	74,900
Owens & Minor, Inc. 6.625% 4/1/30 (d)		115,000	115,018
Radiology Partners, Inc. 9.25% 2/1/28 (d)		170,000	125,038
RP Escrow Issuer LLC 5.25% 12/15/25 (d)		50,000	44,958
Service Corp. International 3.375% 8/15/30		300,000	266,625
Surgery Center Holdings, Inc.:
6.75% 7/1/25 (d)		30,000	28,483
10% 4/15/27 (d)		70,000	71,234
Teleflex, Inc. 4.625% 11/15/27		30,000	29,513
Tenet Healthcare Corp.:
4.25% 6/1/29 (d)		250,000	232,500
4.375% 1/15/30 (d)		210,000	195,073
4.625% 7/15/24		32,000	31,975
6.125% 10/1/28 (d)		210,000	204,750
6.25% 2/1/27 (d)		195,000	197,276
6.875% 11/15/31		10,000	9,650
Teva Pharmaceutical Finance Netherlands III BV:
1.625% 10/15/28 (Reg. S)	EUR	100,000	80,256
3.15% 10/1/26		75,000	67,706
4.1% 10/1/46		200,000	140,799
Valeant Pharmaceuticals International, Inc. 9.25% 4/1/26 (d)		65,000	45,175
			5,321,709
Homebuilders/Real Estate - 2.8%
Abertis Infraestructuras Finance BV 3.248% (Reg. S) (e)(g)	EUR	100,000	91,094
ADLER Real Estate AG 1.875% 4/27/23 (Reg. S)	EUR	200,000	176,355
Arcosa, Inc. 4.375% 4/15/29 (d)		40,000	35,491
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co.:
4.625% 8/1/29 (d)		40,000	31,006
6.625% 1/15/28 (d)		5,000	4,375
China Aoyuan Group Ltd.:
5.88% 3/1/27 (Reg. S)		200,000	11,000
6.2% 3/24/26 (Reg. S)		200,000	11,000
China Evergrande Group:
8.25% 3/23/22 (Reg. S)		200,000	14,663
8.75% 6/28/25 (Reg. S)		200,000	16,500
China SCE Property Holdings Ltd.:
7.25% 4/19/23 (Reg. S)		200,000	65,000
7.375% 4/9/24 (Reg. S)		200,000	40,475
CIFI Holdings Group Co. Ltd. 4.375% 4/12/27 (Reg. S)		200,000	65,000
Easy Tactic Ltd. 6.5% 7/11/28 pay-in-kind (e)		208,266	28,116
Jinke Properties Group Co. Ltd. 6.85% 5/28/24 (Reg. S)		200,000	46,850
Kaisa Group Holdings Ltd. 11.5% 1/30/23 (Reg. S)		200,000	19,500
Kennedy-Wilson, Inc.:
4.75% 3/1/29		55,000	48,538
5% 3/1/31		55,000	46,888
KWG Group Holdings Ltd. 5.2% 9/21/22 (Reg. S)		200,000	52,000
Modernland Overseas Pte Ltd.:
3% 4/30/27 pay-in-kind (Reg. S) (e)		1,184	516
3% 4/30/27 pay-in-kind (e)		106,828	46,557
New Home Co., Inc. 7.25% 10/15/25 (d)		35,000	28,354
New Metro Global Ltd.:
4.8% 12/15/24 (Reg. S)		200,000	70,288
6.8% 8/5/23 (Reg. S)		200,000	98,000
Powerlong Real Estate Holding Ltd.:
5.95% 4/30/25 (Reg. S)		200,000	24,000
6.25% 8/10/24 (Reg. S)		200,000	25,000
Realogy Group LLC/Realogy Co-Issuer Corp. 5.75% 1/15/29 (d)		30,000	24,375
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.25% 4/15/30 (d)		110,000	87,736
Redsun Properties Group Ltd. 9.7% 4/16/23 (Reg. S)		220,000	19,800
RKPF Overseas 2020 A Ltd. 5.125% 7/26/26 (Reg. S)		200,000	73,000
Scenery Journey Ltd. 11.5% 10/24/22 (Reg. S)		200,000	9,000
Starwood Property Trust, Inc. 4.75% 3/15/25		75,000	74,493
Sunac China Holdings Ltd.:
6.5% 7/9/23 (Reg. S)		200,000	23,000
7.5% 2/1/24 (Reg. S)		200,000	22,500
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.75% 1/15/28 (d)		80,000	77,348
5.875% 6/15/27 (d)		55,000	56,169
Theta Capital Pte Ltd. 6.75% 10/31/26 (Reg. S)		200,000	146,000
Times China Holdings Ltd. 6.75% 7/8/25 (Reg. S)		200,000	22,000
TRI Pointe Homes, Inc. 5.7% 6/15/28		15,000	14,346
Uniti Group LP / Uniti Group Finance, Inc.:
4.75% 4/15/28 (d)		55,000	48,407
6.5% 2/15/29 (d)		85,000	65,434
VICI Properties LP / VICI Note Co. 3.75% 2/15/27 (d)		205,000	187,727
Weekley Homes LLC/Weekley Finance Corp. 4.875% 9/15/28 (d)		25,000	20,565
Yango Justice International Ltd. 8.25% 11/25/23 (Reg. S)		220,000	13,200
Yanlord Land Group Ltd. 6.8% 2/27/24 (Reg. S)		250,000	208,750
			2,290,416
Hotels - 0.5%
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32 (d)		40,000	34,500
3.75% 5/1/29 (d)		35,000	31,763
4.875% 1/15/30		320,000	310,800
Lindblad Expeditions LLC 6.75% 2/15/27 (d)		65,000	59,628
			436,691
Insurance - 1.4%
Acrisure LLC / Acrisure Finance, Inc.:
7% 11/15/25 (d)		250,000	240,000
10.125% 8/1/26 (d)		35,000	35,464
Alliant Holdings Intermediate LLC:
5.875% 11/1/29 (d)		90,000	78,421
6.75% 10/15/27 (d)		225,000	213,557
AmWINS Group, Inc. 4.875% 6/30/29 (d)		40,000	36,380
AssuredPartners, Inc. 5.625% 1/15/29 (d)		30,000	26,700
HUB International Ltd.:
5.625% 12/1/29 (d)		60,000	53,159
7% 5/1/26 (d)		190,000	187,619
MGIC Investment Corp. 5.25% 8/15/28		40,000	38,500
USI, Inc. 6.875% 5/1/25 (d)		275,000	268,369
			1,178,169
Leisure - 1.3%
Carnival Corp.:
5.75% 3/1/27 (d)		135,000	108,210
9.875% 8/1/27 (d)		210,000	217,599
10.5% 2/1/26 (d)		75,000	78,752
NCL Corp. Ltd.:
5.875% 3/15/26 (d)		20,000	16,311
5.875% 2/15/27 (d)		90,000	82,710
7.75% 2/15/29 (d)		80,000	64,128
NCL Finance Ltd. 6.125% 3/15/28 (d)		25,000	19,326
Royal Caribbean Cruises Ltd.:
4.25% 7/1/26 (d)		130,000	100,100
5.375% 7/15/27 (d)		60,000	46,500
5.5% 8/31/26 (d)		135,000	106,617
9.125% 6/15/23 (d)		85,000	86,284
11.5% 6/1/25 (d)		30,000	31,950
Studio City Co. Ltd. 7% 2/15/27 (d)		75,000	61,875
Vail Resorts, Inc. 6.25% 5/15/25 (d)		35,000	35,784
Viking Cruises Ltd. 13% 5/15/25 (d)		50,000	52,950
			1,109,096
Metals/Mining - 2.9%
Alcoa Nederland Holding BV 4.125% 3/31/29 (d)		70,000	65,846
Alpha Natural Resources, Inc. 9.75% 4/15/18 (b)(h)		210,000	0
Antofagasta PLC 2.375% 10/14/30 (d)		200,000	158,000
Cleveland-Cliffs, Inc.:
4.625% 3/1/29 (d)		40,000	37,334
4.875% 3/1/31 (d)		40,000	37,166
Endeavour Mining PLC 5% 10/14/26 (d)		200,000	163,500
ERO Copper Corp. 6.5% 2/15/30 (d)		230,000	156,256
First Quantum Minerals Ltd.:
6.875% 3/1/26 (d)		105,000	101,798
6.875% 10/15/27 (d)		125,000	118,125
7.5% 4/1/25 (d)		130,000	128,603
FMG Resources Pty Ltd.:
4.375% 4/1/31 (d)		40,000	34,800
5.875% 4/15/30 (d)		130,000	124,008
Gcm Mining Corp. 6.875% 8/9/26 (d)		200,000	149,000
Howmet Aerospace, Inc. 5.95% 2/1/37		45,000	44,651
HudBay Minerals, Inc. 6.125% 4/1/29 (d)		105,000	81,638
Industrias Penoles SA de CV 4.75% 8/6/50 (d)		200,000	161,788
Mineral Resources Ltd.:
8% 11/1/27 (d)		85,000	86,362
8.5% 5/1/30 (d)		20,000	20,250
Novelis Corp. 3.875% 8/15/31 (d)		115,000	98,325
PT Freeport Indonesia 5.315% 4/14/32 (d)		200,000	186,250
Stillwater Mining Co. 4% 11/16/26 (d)		200,000	171,000
VM Holding SA 6.5% 1/18/28 (d)		200,000	193,913
Volcan Compania Minera SAA 4.375% 2/11/26 (d)		100,000	87,113
			2,405,726
Paper - 0.5%
Berry Global, Inc. 5.625% 7/15/27 (d)		35,000	35,321
Clydesdale Acquisition Holdings, Inc.:
6.625% 4/15/29 (d)		35,000	35,340
8.75% 4/15/30 (d)		200,000	190,754
Enviva Partners LP / Enviva Partners Finance Corp. 6.5% 1/15/26 (d)		90,000	89,238
Mercer International, Inc. 5.125% 2/1/29		55,000	51,494
SPA Holdings 3 OY 4.875% 2/4/28 (d)		45,000	36,481
			438,628
Restaurants - 0.6%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 4% 10/15/30 (d)		160,000	139,200
CEC Entertainment LLC 6.75% 5/1/26 (d)		60,000	56,100
Papa John's International, Inc. 3.875% 9/15/29 (d)		25,000	21,871
Yum! Brands, Inc.:
4.625% 1/31/32		70,000	66,529
4.75% 1/15/30 (d)		200,000	194,480
			478,180
Services - 3.4%
Adtalem Global Education, Inc. 5.5% 3/1/28 (d)		146,000	136,786
Allied Universal Holdco LLC / Allied Universal Finance Corp. 6% 6/1/29 (d)		30,000	23,063
APCOA Parking Holdings GmbH 4.625% 1/15/27 (Reg. S)	EUR	100,000	83,429
ASGN, Inc. 4.625% 5/15/28 (d)		160,000	148,400
Atlas Luxco 4 SARL / Allied Universal Holdco LLC / Allied Universal Finance Corp. 4.625% 6/1/28 (d)		38,000	33,155
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.375% 3/1/29 (d)		40,000	36,476
Booz Allen Hamilton, Inc.:
3.875% 9/1/28 (d)		55,000	52,165
4% 7/1/29 (d)		30,000	28,619
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (d)		440,000	363,550
CoreCivic, Inc. 8.25% 4/15/26		100,000	99,346
Elis SA 1.625% 4/3/28 (Reg. S)	EUR	100,000	88,259
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (d)		520,000	484,900
H&E Equipment Services, Inc. 3.875% 12/15/28 (d)		90,000	78,075
Hertz Corp.:
4.625% 12/1/26 (d)		55,000	48,950
5% 12/1/29 (d)		70,000	59,853
5.5% 10/15/24 (b)(d)(h)		65,000	81
6% 1/15/28 (b)(d)(h)		85,000	4,994
6.25% 10/15/22 (b)(h)		60,000	75
7.125% 8/1/26 (b)(d)(h)		85,000	4,888
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc. 5% 2/1/26 (d)		35,000	31,548
PeopleCert Wisdom Issuer PLC 5.75% 9/15/26 (Reg. S)	EUR	114,000	109,900
Sabre GLBL, Inc. 7.375% 9/1/25 (d)		60,000	59,496
Service Corp. International 5.125% 6/1/29		35,000	35,000
The Bidvest Group UK PLC 3.625% 9/23/26 (d)		200,000	178,350
The GEO Group, Inc.:
5.125% 4/1/23		50,000	48,138
5.875% 10/15/24		15,000	13,952
6% 4/15/26		170,000	129,116
Uber Technologies, Inc. 4.5% 8/15/29 (d)		395,000	353,043
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (d)		45,000	44,891
			2,778,498
Steel - 1.0%
Big River Steel LLC/BRS Finance Corp. 6.625% 1/31/29 (d)		132,000	135,192
Commercial Metals Co. 3.875% 2/15/31		30,000	24,891
Infrabuild Australia Pty Ltd. 12% 10/1/24 (d)		155,000	145,468
JSW Steel Ltd. 3.95% 4/5/27 (d)		200,000	169,500
Roller Bearing Co. of America, Inc. 4.375% 10/15/29 (d)		20,000	18,131
TMK Capital SA 4.3% 2/12/27 (Reg. S) (b)		200,000	20,000
Usiminas International SARL 5.875% 7/18/26 (d)		200,000	195,500
Vallourec SA 8.5% 6/30/26 (Reg. S)	EUR	100,000	97,782
			806,464
Super Retail - 1.0%
Academy Ltd. 6% 11/15/27 (d)		75,000	69,527
Asbury Automotive Group, Inc.:
4.5% 3/1/28		21,000	19,216
4.625% 11/15/29 (d)		45,000	39,718
4.75% 3/1/30		20,000	17,438
5% 2/15/32 (d)		45,000	39,301
At Home Group, Inc.:
4.875% 7/15/28 (d)		35,000	27,475
7.125% 7/15/29 (d)		45,000	29,970
Bath & Body Works, Inc. 6.625% 10/1/30 (d)		110,000	104,969
Carvana Co. 4.875% 9/1/29 (d)		55,000	32,832
EG Global Finance PLC:
6.75% 2/7/25 (d)		250,000	238,125
8.5% 10/30/25 (d)		50,000	48,963
Group 1 Automotive, Inc. 4% 8/15/28 (d)		200,000	178,882
			846,416
Technology - 4.9%
Acuris Finance U.S. 5% 5/1/28 (d)		170,000	142,800
Arcelik A/S 5% 4/3/23 (d)		200,000	193,725
Arches Buyer, Inc.:
4.25% 6/1/28 (d)		35,000	29,940
6.125% 12/1/28 (d)		10,000	8,200
Black Knight InfoServ LLC 3.625% 9/1/28 (d)		60,000	55,500
Block, Inc.:
2.75% 6/1/26		75,000	69,937
3.5% 6/1/31		75,000	64,875
CA Magnum Holdings 5.375% (d)(g)		400,000	352,000
Camelot Finance SA 4.5% 11/1/26 (d)		150,000	142,832
Castor SpA 6% 2/15/29 (Reg. S)	EUR	182,000	166,166
CDW LLC/CDW Finance Corp. 4.25% 4/1/28		80,000	73,794
Cellnex Finance Co. SA 1% 9/15/27 (Reg. S)	EUR	100,000	88,264
Central Parent, Inc./Central Merger Sub, Inc. 7.25% 6/15/29 (d)		120,000	121,968
Crowdstrike Holdings, Inc. 3% 2/15/29		70,000	63,940
Elastic NV 4.125% 7/15/29 (d)		40,000	35,615
Energizer Gamma Acquistion BV 3.5% 6/30/29 (Reg. S)	EUR	124,000	95,644
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 5.25% 12/1/27 (d)		205,000	199,945
II-VI, Inc. 5% 12/15/29 (d)		45,000	42,863
Lenovo Group Ltd. 3.421% 11/2/30 (d)		200,000	166,272
Match Group Holdings II LLC:
4.125% 8/1/30 (d)		100,000	89,452
5.625% 2/15/29 (d)		65,000	63,700
MercadoLibre, Inc. 3.125% 1/14/31		200,000	154,538
MicroStrategy, Inc. 6.125% 6/15/28 (d)		235,000	203,863
NCR Corp. 5.125% 4/15/29 (d)		45,000	43,203
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 10.75% 6/1/28 (d)		30,000	26,775
onsemi 3.875% 9/1/28 (d)		70,000	64,805
Open Text Corp. 3.875% 12/1/29 (d)		70,000	63,010
Open Text Holdings, Inc.:
4.125% 2/15/30 (d)		95,000	87,799
4.125% 12/1/31 (d)		70,000	62,311
Orano SA:
2.75% 3/8/28 (Reg. S)	EUR	100,000	88,928
3.375% 4/23/26 (Reg. S)	EUR	100,000	97,017
Qorvo, Inc. 4.375% 10/15/29		45,000	42,067
Rackspace Hosting, Inc.:
3.5% 2/15/28 (d)		100,000	82,647
5.375% 12/1/28 (d)		30,000	22,047
Roblox Corp. 3.875% 5/1/30 (d)		185,000	162,039
Sensata Technologies BV 4% 4/15/29 (d)		65,000	59,150
SoftBank Group Corp. 4.625% 7/6/28 (Reg. S)		200,000	165,000
Synaptics, Inc. 4% 6/15/29 (d)		30,000	26,181
TTM Technologies, Inc. 4% 3/1/29 (d)		60,000	53,014
Twilio, Inc.:
3.625% 3/15/29		45,000	39,640
3.875% 3/15/31		45,000	39,864
Uber Technologies, Inc.:
7.5% 5/15/25 (d)		115,000	116,802
7.5% 9/15/27 (d)		90,000	91,125
Unisys Corp. 6.875% 11/1/27 (d)		30,000	28,275
			4,087,532
Telecommunications - 7.7%
Altice Financing SA 5.75% 8/15/29 (d)		225,000	196,875
Altice France Holding SA 6% 2/15/28 (d)		75,000	58,688
Altice France SA:
4.25% 10/15/29 (Reg. S)	EUR	120,000	101,188
5.125% 1/15/29 (d)		50,000	42,509
5.125% 7/15/29 (d)		120,000	102,702
5.5% 1/15/28 (d)		130,000	114,292
8.125% 2/1/27 (d)		245,000	241,930
AXIAN Telecom 7.375% 2/16/27 (d)		200,000	178,000
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (d)		340,000	302,821
Cablevision Lightpath LLC:
3.875% 9/15/27 (d)		30,000	26,663
5.625% 9/15/28 (d)		20,000	16,153
Cellnex Telecom SA 1.75% 10/23/30 (Reg. S)	EUR	100,000	83,045
Cogent Communications Group, Inc. 3.5% 5/1/26 (d)		50,000	47,170
Consolidated Communications, Inc. 5% 10/1/28 (d)		135,000	106,659
CT Trust 5.125% 2/3/32 (d)		200,000	175,200
Digicel Group Ltd. 6.75% 3/1/23 (d)		150,000	94,500
Frontier Communications Holdings LLC:
5% 5/1/28 (d)		55,000	51,686
5.875% 10/15/27 (d)		50,000	49,257
5.875% 11/1/29		14,771	12,408
6% 1/15/30 (d)		95,000	79,807
6.75% 5/1/29 (d)		60,000	53,400
8.75% 5/15/30 (d)		65,000	69,023
Holdco SASU 5.125% 10/15/26 (Reg. S)	EUR	115,000	113,422
IHS Netherlands Holdco BV 8% 9/18/27 (d)		200,000	178,040
Intelsat Jackson Holdings SA:
5.5% 8/1/23 (b)(h)		200,000	0
6.5% 3/15/30 (d)		135,000	124,808
8.5% 10/15/24 (b)(d)(h)		45,000	0
LCPR Senior Secured Financing DAC:
5.125% 7/15/29 (d)		400,000	350,947
6.75% 10/15/27 (d)		90,000	87,370
Level 3 Financing, Inc.:
3.75% 7/15/29 (d)		95,000	78,613
4.25% 7/1/28 (d)		75,000	65,434
Liquid Telecommunications Financing PLC 5.5% 9/4/26 (d)		200,000	174,413
Millicom International Cellular SA 5.125% 1/15/28 (d)		225,000	204,435
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.:
4.75% 4/30/27 (d)		50,000	43,427
6% 2/15/28 (d)		20,000	15,358
Olivetti Finance NV 7.75% 1/24/33	EUR	75,000	80,244
Sable International Finance Ltd. 5.75% 9/7/27 (d)		180,000	158,850
Sabre GLBL, Inc. 9.25% 4/15/25 (d)		45,000	45,783
SBA Communications Corp.:
3.125% 2/1/29		100,000	87,500
3.875% 2/15/27		150,000	142,926
Sprint Capital Corp. 8.75% 3/15/32		530,000	686,350
Telecom Italia SpA 2.75% 4/15/25 (Reg. S)	EUR	100,000	96,855
Telefonica Celular del Paraguay SA 5.875% 4/15/27 (d)		200,000	189,326
Turk Telekomunikasyon A/S 6.875% 2/28/25 (d)		200,000	173,288
Turkcell Iletisim Hizmet A/S 5.8% 4/11/28 (d)		200,000	151,475
Uniti Group, Inc. 6% 1/15/30 (d)		210,000	149,956
Virgin Media Secured Finance PLC 5.5% 5/15/29 (d)		170,000	161,521
VTR Comunicaciones SpA 5.125% 1/15/28 (d)		176,000	128,018
Windstream Escrow LLC 7.75% 8/15/28 (d)		295,000	264,143
WP/AP Telecom Holdings III BV 5.5% 1/15/30 (Reg. S)	EUR	131,000	114,826
Zayo Group Holdings, Inc.:
4% 3/1/27 (d)		115,000	100,655
6.125% 3/1/28 (d)		60,000	46,500
			6,418,459
Textiles/Apparel - 0.3%
Crocs, Inc.:
4.125% 8/15/31 (d)		75,000	58,142
4.25% 3/15/29 (d)		40,000	32,807
CT Investment GmbH 5.5% 4/15/26 (Reg. S)	EUR	100,000	86,670
Victoria's Secret & Co. 4.625% 7/15/29 (d)		50,000	41,390
			219,009
Transportation Ex Air/Rail - 0.7%
Autostrade per L'italia SpA:
1.625% 6/12/23	EUR	115,000	117,196
1.75% 6/26/26 (Reg. S)	EUR	100,000	95,756
1.875% 9/26/29 (Reg. S)	EUR	100,000	86,268
2% 1/15/30 (Reg. S)	EUR	100,000	85,630
Great Lakes Dredge & Dock Corp. 5.25% 6/1/29 (d)		40,000	35,696
Navios Maritime Holdings, Inc. 11.25% 8/15/22 (d)		9,000	8,989
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 10.75% 7/1/25 (d)		110,000	100,169
Seaspan Corp. 5.5% 8/1/29 (d)		110,000	86,075
			615,779
Utilities - 4.8%
Clearway Energy Operating LLC 4.75% 3/15/28 (d)		40,000	38,700
ContourGlobal Power Holdings SA 3.125% 1/1/28 (Reg. S)	EUR	121,000	97,883
DPL, Inc.:
4.125% 7/1/25		180,000	174,492
4.35% 4/15/29		215,000	197,830
Eskom Holdings SOC Ltd. 6.75% 8/6/23 (d)		100,000	99,019
Greenko Investment Co. 4.875% 8/16/23 (Reg. S)		200,000	193,788
InterGen NV 7% 6/30/23 (d)		845,000	812,907
Mong Duong Finance Holdings BV 5.125% 5/7/29 (d)		100,000	81,269
NextEra Energy Partners LP 4.25% 9/15/24 (d)		4,000	3,910
NRG Energy, Inc.:
3.875% 2/15/32 (d)		45,000	38,463
5.25% 6/15/29 (d)		60,000	56,250
Pacific Gas & Electric Co.:
3.75% 8/15/42		10,000	7,049
3.95% 12/1/47		55,000	39,566
4.55% 7/1/30		415,000	382,606
4.95% 7/1/50		415,000	343,671
PG&E Corp. 5% 7/1/28		375,000	342,353
Pike Corp. 5.5% 9/1/28 (d)		180,000	154,251
PT Cikarang Listrindo Tbk 4.95% 9/14/26 (Reg. S)		200,000	186,500
Solaris Midstream Holdings LLC 7.625% 4/1/26 (d)		70,000	67,827
Star Energy Geothermal Wayang Windu Ltd. 6.75% 4/24/33 (Reg. S)		164,540	155,213
Teollisuuden Voima Oyj 1.375% 6/23/28 (Reg. S)	EUR	198,000	171,777
TerraForm Global, Inc. 6.125% 3/1/26 (d)		160,000	153,600
Vertiv Group Corp. 4.125% 11/15/28 (d)		95,000	84,075
Vistra Operations Co. LLC 5.625% 2/15/27 (d)		60,000	60,193
			3,943,192
TOTAL NONCONVERTIBLE BONDS			66,265,336
TOTAL CORPORATE BONDS (Cost $81,053,686)			67,589,955

Government Obligations - 1.5%
		Principal Amount (a)	Value ($)
Germany - 1.0%
German Federal Republic 0% 9/16/22 (Reg. S)	EUR	810,000	827,864
Sri Lanka - 0.2%
Democratic Socialist Republic of Sri Lanka:
6.2% 5/11/27 (Reg. S) (h)		200,000	58,913
7.55% 3/28/30 (Reg. S) (h)		200,000	58,725
7.85% 3/14/29(Reg. S) (h)		200,000	58,725
TOTAL SRI LANKA			176,363
United States of America - 0.3%
U.S. Treasury Bonds 2.875% 5/15/52		231,000	223,420
TOTAL GOVERNMENT OBLIGATIONS (Cost $1,697,300)			1,227,647

Common Stocks - 2.3%
	Shares	Value ($)
Automotive & Auto Parts - 0.0%
UC Holdings, Inc. (b)(i)	3,510	17,480
Energy - 1.7%
California Resources Corp.	5,929	265,975
California Resources Corp. warrants 10/27/24 (i)	530	7,738
Chesapeake Energy Corp.	3,494	329,030
Chesapeake Energy Corp. (c)(i)	85	8,004
Denbury, Inc. (i)	2,860	205,663
Denbury, Inc. warrants 9/18/25 (i)	1,038	43,212
EP Energy Corp. (b)(i)	7,975	75,603
Jonah Energy Parent LLC (b)(i)	3,631	165,211
Mesquite Energy, Inc. (b)(i)	3,543	207,743
Noble Corp. (i)(j)	146	4,380
Noble Corp. (d)	58	1,740
Noble Corp.:
warrants 2/5/28 (i)	600	8,100
warrants 2/5/28 (i)	600	7,200
PureWest Energy (b)	105	1,261
PureWest Energy rights (b)(i)	63	0
Superior Energy Services, Inc. Class A (b)(i)	609	15,591
Tidewater, Inc. warrants 11/14/42 (i)	1,897	45,966
TOTAL ENERGY		1,392,417
Entertainment/Film - 0.0%
New Cotai LLC/New Cotai Capital Corp. (b)(c)(i)	125,816	1
Food & Drug Retail - 0.2%
Northeast Grocery, Inc. (b)(c)	12,754	5,075
Southeastern Grocers, Inc. (b)(c)(i)	7,744	188,954
TOTAL FOOD & DRUG RETAIL		194,029
Telecommunications - 0.0%
Intelsat Jackson Holdings SA:
Series A rights (b)(i)	240	0
Series B rights (b)(i)	240	0
TOTAL TELECOMMUNICATIONS		0
Textiles/Apparel - 0.1%
Intelsat Emergence SA (b)	2,304	92,874
Utilities - 0.3%
NRG Energy, Inc.	1,300	49,075
Vistra Corp.	6,495	167,896
TOTAL UTILITIES		216,971
TOTAL COMMON STOCKS (Cost $1,382,736)		1,913,772

Convertible Preferred Stocks - 0.2%
	Shares	Value ($)
Utilities - 0.2%
PG&E Corp. (Cost $152,083)	1,400	145,489

Bank Loan Obligations - 3.0%
	Principal Amount (a)	Value ($)
Aerospace - 0.1%
TransDigm, Inc. Tranche F 1LN, term loan 1 month U.S. LIBOR + 2.250% 4.6223% 12/9/25 (e)(f)(k)	76,252	73,941
Banks & Thrifts - 0.0%
First Eagle Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 4.7504% 2/1/27 (e)(f)(k)	28,477	26,917
Broadcasting - 0.0%
Diamond Sports Group LLC 1LN, term loan CME Term SOFR 1 Month Index + 8.000% 9.786% 5/25/26 (e)(f)(k)	10,216	9,679
Building Materials - 0.1%
Hunter Douglas, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 4.8417% 2/25/29 (e)(f)(k)	50,000	44,475
Cable/Satellite TV - 0.4%
Numericable LLC Tranche B 12LN, term loan 3 month U.S. LIBOR + 3.680% 6.1995% 1/31/26 (e)(f)(k)	371,953	350,216
Chemicals - 0.2%
Consolidated Energy Finance SA Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.0287% 5/7/25 (b)(e)(f)(k)	168,300	162,830
Starfruit U.S. Holdco LLC Tranche B, term loan 1 month U.S. LIBOR + 3.000% 5.2504% 10/1/25 (e)(f)(k)	33,402	32,333
TOTAL CHEMICALS		195,163
Consumer Products - 0.1%
Michaels Companies, Inc. 1LN, term loan 1 month U.S. LIBOR + 4.250% 6.5004% 4/15/28 (e)(f)(k)	24,750	20,679
The Golub Corp. 2LN, term loan 3 month U.S. LIBOR + 13.500% 15.5% 5/8/26 (b)(e)(f)(k)	76,077	76,077
TOTAL CONSUMER PRODUCTS		96,756
Diversified Financial Services - 0.4%
BCP Renaissance Parent LLC Tranche B3 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 5.5544% 10/31/26 (e)(f)(k)	13,014	12,650
HarbourVest Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.762% 3/1/25 (e)(f)(k)	15,251	14,832
Softbank SVF II Cayman LP 1LN, term loan 3 month U.S. LIBOR + 5.000% 5% 12/31/24 (b)(e)(f)(k)	326,074	326,074
TOTAL DIVERSIFIED FINANCIAL SERVICES		353,556
Energy - 0.3%
Citgo Holding, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 7.000% 9.3723% 8/1/23 (e)(f)(k)	9,653	9,537
Citgo Petroleum Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 6.250% 8.6223% 3/28/24 (e)(f)(k)	136,708	135,273
Epic Crude Services LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 7.08% 3/1/26 (e)(f)(k)	70,955	59,731
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (b)(f)(h)(k)	65,772	0
term loan 3 month U.S. LIBOR + 0.000% 0% (b)(f)(h)(k)	28,000	0
TOTAL ENERGY		204,541
Gaming - 0.0%
Scientific Games Holdings LP term loan CME Term SOFR 1 Month Index + 3.500% 5.6165% 4/4/29 (e)(f)(k)	15,000	14,306
Healthcare - 0.1%
Electron BidCo, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 5.3723% 11/1/28 (e)(f)(k)	9,975	9,640
Phoenix Newco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 4.9161% 11/15/28 (e)(f)(k)	34,913	33,942
TOTAL HEALTHCARE		43,582
Hotels - 0.0%
Travelport Finance Luxembourg SARL 1LN, term loan 3 month U.S. LIBOR + 6.750% 9.0004% 5/30/26 (e)(f)(k)	37,272	28,664
Insurance - 0.1%
Acrisure LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 6.6223% 2/15/27 (e)(f)(k)	4,975	4,801
Alliant Holdings Intermediate LLC:
Tranche B, term loan 1 month U.S. LIBOR + 3.250% 5.6223% 5/10/25 (e)(f)(k)	4,751	4,588
Tranche B-2 1LN, term loan 1 month U.S. LIBOR + 3.250% 5.6223% 5/9/25 (e)(f)(k)	63,050	60,855
TOTAL INSURANCE		70,244
Leisure - 0.0%
Alterra Mountain Co. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.8723% 8/17/28 (e)(f)(k)	4,789	4,613
Railroad - 0.0%
Einstein Merger Sub, Inc. 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.8059% 11/23/29 (b)(e)(f)(k)	30,000	29,850
Services - 0.4%
ABG Intermediate Holdings 2 LLC Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 6.000% 8.427% 12/20/29 (e)(f)(k)	5,000	4,550
Ascend Learning LLC 2LN, term loan 1 month U.S. LIBOR + 5.750% 7.4161% 12/10/29 (e)(f)(k)	10,000	8,800
Finastra U.S.A., Inc. Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.4889% 6/13/25 (e)(f)(k)	220,000	192,364
KUEHG Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 10.5004% 8/22/25 (e)(f)(k)	95,000	92,388
Maverick Purchaser Sub LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.1223% 1/23/27 (e)(f)(k)	14,700	14,213
Spin Holdco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 5.6107% 3/4/28 (e)(f)(k)	39,500	36,377
TOTAL SERVICES		348,692
Super Retail - 0.2%
Bass Pro Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 5.4161% 3/5/28 (e)(f)(k)	157,609	143,818
Technology - 0.6%
Anastasia Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.0004% 8/10/25 (e)(f)(k)	115,424	88,188
Athenahealth Group, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 5.6534% 2/15/29 (e)(f)(k)	85,507	81,339
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 2/15/29 (e)(f)(k)(l)	14,493	13,786
MH Sub I LLC 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.1223% 9/15/24 (e)(f)(k)	14,886	14,433
UKG, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.1223% 5/4/26 (e)(f)(k)	19,450	18,891
Ultimate Software Group, Inc.:
1LN, term loan 1 month U.S. LIBOR + 3.250% 5.5351% 5/3/26 (e)(f)(k)	198,255	191,905
2LN, term loan 1 month U.S. LIBOR + 5.250% 7.5351% 5/3/27 (e)(f)(k)	30,000	28,661
VS Buyer LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 4.6661% 2/28/27 (e)(f)(k)	14,663	14,278
TOTAL TECHNOLOGY		451,481
TOTAL BANK LOAN OBLIGATIONS (Cost $2,677,689)		2,490,494

Preferred Securities - 4.7%
		Principal Amount (a)	Value ($)
Automotive & Auto Parts - 0.1%
Volkswagen International Finance NV 4.375% (Reg. S) (e)(g)	EUR	100,000	89,810
Banks & Thrifts - 2.4%
AIB Group PLC 5.25% (Reg. S) (e)(g)	EUR	200,000	194,406
Axis Bank GIFT City 4.1% (Reg. S) (e)(g)		200,000	168,000
Bangkok Bank Ltd. PCL 5% (Reg. S) (e)(g)		200,000	185,913
Bank of America Corp.:
4.3% (e)(g)		60,000	52,500
5.875% (e)(g)		190,000	179,788
Citigroup, Inc.:
4% (e)(g)		140,000	130,148
4.7% (e)(g)		90,000	78,750
5% (e)(g)		180,000	166,656
5.35% (e)(g)		350,000	334,688
5.95% (e)(g)		145,000	144,220
Emirates NBD Bank PJSC 6.125% (Reg. S) (e)(g)		200,000	196,750
JPMorgan Chase & Co. 4.6% (e)(g)		135,000	119,608
Tinkoff Credit Systems 6% (d)(e)(g)		100,000	27,000
TOTAL BANKS & THRIFTS			1,978,427
Building Materials - 0.2%
CEMEX S.A.B. de CV 5.125% (d)(e)(g)		200,000	167,000
Diversified Financial Services - 0.5%
CAS Capital No 1 Ltd. 4% (Reg. S) (e)(g)		200,000	155,004
LeasePlan Corp. NV 7.375% (Reg. S) (e)(g)	EUR	200,000	208,645
TOTAL DIVERSIFIED FINANCIAL SERVICES			363,649
Energy - 0.1%
Repsol International Finance BV 4.247% (e)(g)	EUR	100,000	93,240
Homebuilders/Real Estate - 0.3%
CIFI Holdings Group Co. Ltd. 5.375% (Reg. S) (e)(g)		200,000	59,850
CPI Property Group SA 4.875% (Reg. S) (e)(g)	EUR	100,000	73,077
RKI Overseas Finance 2017 (A) 7% (Reg. S) (g)		200,000	60,000
Yuzhou Properties Co. 5.375% (Reg. S) (e)(g)		200,000	6,000
TOTAL HOMEBUILDERS/REAL ESTATE			198,927
Technology - 0.4%
Network i2i Ltd.:
3.975% (Reg. S) (e)(g)		200,000	165,500
5.65% (Reg. S) (e)(g)		200,000	191,960
TOTAL TECHNOLOGY			357,460
Telecommunications - 0.2%
Telefonica Europe BV 3.875% (Reg. S) (e)(g)	EUR	200,000	190,416
Utilities - 0.5%
EDF SA:
3.375% (e)(g)	EUR	200,000	162,589
5% (Reg. S) (e)(g)	EUR	100,000	97,095
5.375% (Reg. S) (e)(g)	EUR	100,000	100,879
Veolia Environnement SA 2.5% (Reg. S) (e)(g)	EUR	100,000	85,447
TOTAL UTILITIES			446,010
TOTAL PREFERRED SECURITIES (Cost $5,018,719)			3,884,939

Money Market Funds - 4.2%
	Shares	Value ($)
Fidelity Cash Central Fund 2.01% (m)	3,534,873	3,535,580
Fidelity Securities Lending Cash Central Fund 2.01% (m)(n)	2,975	2,975
TOTAL MONEY MARKET FUNDS (Cost $3,538,463)		3,538,555

TOTAL INVESTMENT IN SECURITIES - 97.4% (Cost $95,520,676)	80,790,851
NET OTHER ASSETS (LIABILITIES) - 2.6%	2,174,479
NET ASSETS - 100.0%	82,965,330

Currency Abbreviations
EUR	-	European Monetary Unit
HKD	-	Hong Kong dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Level 3 security
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $556,872 or 0.7% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $43,901,102 or 52.9% of net assets.

(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(g)	Security is perpetual in nature with no stated maturity date.
(h)	Non-income producing - Security is in default.
(i)	Non-income producing
(j)	Security or a portion of the security is on loan at period end.
(k)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(l)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $14,493 and $13,786, respectively.

(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(n)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Chesapeake Energy Corp.	2/10/21	805
Mesquite Energy, Inc. 15% 7/15/23	7/10/20 - 1/18/22	27,566
Mesquite Energy, Inc. 15% 7/15/23	11/05/20 - 1/18/22	47,694
New Cotai LLC/New Cotai Capital Corp.	9/11/20	623,261
Northeast Grocery, Inc.	11/08/21	5,075
Southeastern Grocers, Inc.	6/01/18	54,475

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.01%	3,385,473	11,949,412	11,799,305	9,471	-	-	3,535,580	0.0%
Fidelity Securities Lending Cash Central Fund 2.01%	3,300	23,274	23,599	1	-	-	2,975	0.0%
Total	3,388,773	11,972,686	11,822,904	9,472	-	-	3,538,555

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities.Corporate Bonds, Government Obligations, Bank Loan Obligations and Preferred Securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Credit Risk
The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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